Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 69,799	$ 55,329
Accumulated Amortization	(28,592)	(20,294)
Net Carrying Amount	40,904
Net Carrying Amount	41,207	35,035
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	15,600	11,697
Accumulated Amortization	(6,304)	(3,792)
Net Carrying Amount	9,296	7,905
Weighted-Average Remaining Useful Life	4 years	4 years
Developed Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,821	24,607
Accumulated Amortization	(12,133)	(10,601)
Net Carrying Amount	13,688	14,006
Weighted-Average Remaining Useful Life	4 years	4 years
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,208	9,272
Accumulated Amortization	(7,737)	(4,623)
Net Carrying Amount	10,471	4,649
Weighted-Average Remaining Useful Life	5 years	2 years 6 months
Brand and Domain Names and Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,867	9,450
Accumulated Amortization	(2,418)	(1,278)
Net Carrying Amount	7,449	8,172
Weighted-Average Remaining Useful Life	6 years 6 months	7 years 6 months
Indefinite-lived trade names and other intangibles
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	303	303
Net Carrying Amount	$ 303	$ 303
Weighted-Average Remaining Useful Life	Indefinite	Indefinite